Significant Accounting Policies - Summary of Revenue Breakdown (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating revenue
Total revenue	R$ 9,153,357	R$ 7,789,497	R$ 6,669,891
Passenger revenue [member]
Operating revenue
Total revenue	926,101
IFRS Proforma basis [member]
Operating revenue
Total revenue	9,153,357	7,773,473
IFRS Proforma basis [member] | Tickets revenue [member]
Operating revenue
Total revenue	7,744,031	6,695,340
IFRS Proforma basis [member] | Travel related services [member]
Operating revenue
Total revenue	926,101	704,391
IFRS Proforma basis [member] | Passenger revenue [member]
Operating revenue
Total revenue	8,670,132	7,399,731
IFRS Proforma basis [member] | Cargo and other revenue [member]
Operating revenue
Total revenue	R$ 483,225	R$ 373,742